Long-Term Debt - Schedule of Debt Composition (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 17,862	$ 28,599
Less: current maturities	11,974	11,330
Long-term debt Net	5,888	17,269
New York [Member]
Debt Instrument [Line Items]
Mortgage loan	6,745	7,552
Debentures with Institutional Investors [Member]
Debt Instrument [Line Items]
Long-term debt	$ 11,117	$ 21,047